UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-08718


                                    IPS Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


             1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909
--------------------------------------------------------------------------------
               (Address of principal executive offices)   (Zip code)


                        CITCO Mutual Fund Services, Inc.
                     83 General Warren Boulevard, Suite 200
                                Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-232-9142


Date of fiscal year end:    11/30/2004

Date of reporting period:   5/31/2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

                        IPS iFUND 2004 SEMI ANNUAL REPORT

Fellow Portfolio Managers:

         Congratulations! As portfolio managers to the iFund you have contributed to the fund outperforming the S&P 500 for the one year period ending May 31, 2004. However we are slightly behind the S&P 500 for the six months ending May 31, 2004. What's most impressive is that we have generated these returns while continuing to lower our risk.

         There has been a lot of trade activity in the Fund the past six months, but not much happening on the message boards. It appears most of you are choosing to vote for buys and sells, but not posting messages. While it is not required to post message it will help in the decision making, so we encourage all of you to try and get involved. The more sharing of information and ideas the better our decisions will be regarding the management of the portfolio. As the Fund continues to generate new interest, the level of excitement and participation will continue to grow.

FIGURE 1: Past performance is no guarantee of future results. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more, or less, than their original cost.

          [TABLE BELOW REPRESENTS A BAR GRAPH IN THE ORIGINAL REPORT.]

                          IPS iFUND ANNUALIZED RETURNS
                                  MAY 31, 2004

                                                          INCEPTION
                         6 MONTHS    1 YEAR     3 YEAR    (12/29/00)
                         --------    ------     ------    ----------
iFUND                      1.20%     29.28%     -11.06     -15.69%
S&P 500 INDEX              1.60%     18.33%      -2.12      -2.84%

FIGURE 1: Past performance is no guarantee of future results. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more, or less, than their original cost.

                      AVERAGE ANNUAL RETURNS AS OF 5/31/04

                                                          INCEPTION
                         6 MONTHS    1 YEAR     3 YEAR    (12/29/00)
                         --------    ------     ------    ----------
iFUND                      1.20%     29.28%     -11.06     -15.69%
S&P 500 INDEX              1.60%     18.33%      -2.12      -2.84%

--------------------------------------------------------------------------------

VOLATILITY OF RETURNS

         As you can see in figure 2 the iFund's risk continues to decline, but it is still higher than both the S&P 500 and Value Line Index. The Fund's volatility, as measured as the Standard Deviation of the most recent 13 monthly returns, has dropped from 4.98% on November 30, 2003 to 3.32%. This is a nice decline and with the amount of assets we have in cash at the present time we would expect the risk to continue to decrease. With the market continuing to fall the higher cash position has helped protect the fund from declining as much as the S&P 500 over the past couple months.

                   IPS iFUND VOLATILITY VS. BROAD STOCK MARKET
                                  June 30, 2004

                      [PLOT POINTS IN LINE CHART TO COME]

FIGURE 2: Volatility of the Fund on a monthly basis, versus the broad stock market as represented by the VALUE LINE ARITHMETIC COMPOSITE INDEX, a broad based, equally weighted index of approximately 1,700 stocks with dividends reinvested. Risk is measured as the Standard Deviation of the most recent 13 monthly returns.

PORTFOLIO CHANGES

         The portfolio has changed a lot over the past six months. We did a lot of selling, but not much buying and as a result our cash position has more than double to over 35%. There was an average of 5 1/2 transactions each month, with December and May being the most active. The health care sector underwent the most change going from 23.4% of assets at the end of November to just 11.83%. There were also some changes in the financials sector going from just 1.21% in November to over 6.8% at the end of May. We sold all of our CHINA FUND (CHN) for an approximate 100% gain, and we bought AFLAC (AFL) and AMERICAN INTERNATIONAL GROUP (AIG). The industrials sector was also altered a great deal. We sold stocks such as KAYDON CORPORATION (KDN), which sold for a 24% gain, and ANGELICA
(AGL), which sold for a 29% gain, and added COINSTAR INC. (CSTR) and WOODWARD GOVERNOR (WGOV). Both have both already gone up almost 10%. As of May 31 or top ten stocks represent 33.6% of the portfolio.

--------------------------------------------------------------------------------

         We encourage you to participate and share you thoughts and ideas on what you see happening in the world around you. It is this sharing that will allow us all to make better investment decisions. Once again we would like to thank you for your contributions to the iFund. With your support the fund will continue to grow and along with that will come a higher level of community intelligence.

Greg D'Amico                    Robert Loest, Pd.D., CFA
President                       Advisor

--------------------------------------------------------------------------------

                                  THE IPS iFUND
                            SCHEDULE OF INVESTMENTS
                            MAY 31, 2004 (UNAUDITED)


COMMON STOCKS - 64.27%                                                    MARKET
                                                         SHARES           VALUE
                                                        --------        --------
CONSUMER DISCRETIONARY - 13.22%
Cadbury Schweppes Plc ADR - United Kingdom                   125        $  4,313
CBRL Group, Inc.                                              60           1,935
Lancaster Colony Corp.                                        40           1,601
Regal Entertainment Group                                    105           2,247
                                                                        --------
                                                                          10,096
                                                                        --------
ENERGY - 2.79%
Suncor Energy, Inc.                                           90           2,129
                                                                        --------
FINANCIALS - 6.80%
AFLAC, Inc.                                                   45           1,827
American International Group, Inc.                            46           3,372
                                                                        --------
                                                                           5,199
                                                                        --------
HEALTH CARE - 11.83%
Amgen, Inc. *                                                 13             711
Kindred Healthcare, Inc.*                                     92           2,285
Kyphon, Inc.*                                                 60           1,469
Serona SA ADR - Switzerland                                  110           1,653
Sunrise Assisted Living, Inc*                                 50           1,802
Wellpoint Health Networks, Inc.*                              10           1,115
                                                                        --------
                                                                           9,035
                                                                        --------
INDUSTRIALS - 6.95%
Bandag, Inc.                                                  45           1,907
Coinstar, Inc.*                                              100           1,740
Woodward Governor Co.                                         25           1,661
                                                                        --------
                                                                           5,308
                                                                        --------
INFORMATION TECHNOLOGY - 13.80%
Apple Computer, Inc.*                                         24             674
Dell Computer Corp.*                                          45           1,583
Electronic Arts, Inc.*                                        45           2,287
ProQuest Co.*                                                 35             913
Storage Technology Corp.*                                     80           2,260
Volt Information Sciences, Inc.*                             110           2,827
                                                                        --------
                                                                          10,544
                                                                        --------
MATERIALS - 2.69%
Goldcorp, Inc.                                               170           2,059
                                                                        --------
TELECOM SERVICES - 4.10%
Inet Technologies, Inc.*                                      40             356
Optical Cable Corp.*                                         340           1,829
Vodafone Group Plc ADR - United Kingdom                       40             950
                                                                        --------
                                                                           3,135
                                                                        --------
UTILITIES - 2.09%
FPL Group, Inc.                                               25           1,594
                                                                        --------
TOTAL COMMON STOCK (COST $44,379)                                         49,099
                                                                        --------

   The accompanying notes are an integral part of these financial statements.

                                  THE IPS iFUND
                             SCHEDULE OF INVESTMENTS
                            MAY 31, 2004 (UNAUDITED)


                                                                          MARKET
                                                         PRINCIPAL        VALUE
                                                         ---------      --------
SHORT-TERM INVESTMENT - 27.98%
Federated Cash Trust Series II, Rate 0.15%(a)              21,375       $ 21,375
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS (COST $21,375)                               21,375
                                                                        --------
TOTAL INVESTMENTS (COST $65,754) - 92.25%                                 70,474

OTHER ASSETS LESS LIABILITIES, NET - 7.75%                                 5,917
                                                                        --------
NET ASSETS - 100.00%                                                    $ 76,391
                                                                        ========

ADR - American Depository Receipts
(a) Variable rate security, the coupon rate shown represents the rate at May 31, 2004
* Non-income producing security



   The accompanying notes are an integral part of these financial statements.

                                  THE IPS iFUND
                  STATEMENT OF ASSETS AND LIABILITIES MAY 31,
                                2004 (UNAUDITED)


ASSETS:
   Investments, at value (cost $65,754)                               $  70,474
   Receivable for investments sold                                        9,244
   Dividends receivable                                                     112
   Interest receivable                                                        3
                                                                      ---------
   Total Assets                                                          79,833
                                                                      ---------
LIABILITIES:
   Payable for investments purchased                                      3,353
   Payable to Advisor                                                        89
                                                                      ---------
   Total Liabilities                                                      3,442
                                                                      ---------
                                                                      $  76,391
                                                                      =========
NET ASSETS CONSIST OF:
   Capital stock                                                      $ 114,377
   Accumulated net realized loss on investments sold                    (42,483)
   Accumulated undistributed net investment loss                           (223)
   Net unrealized appreciation on investments                             4,720
                                                                      ---------
   Total Net Assets                                                   $  76,391
                                                                      =========
Shares outstanding (no par value, unlimited shares authorized)           11,387

Net asset value, redemption price and offering price per share        $    6.71
                                                                      =========


The accompanying notes are an integral part of these financial statements.

                                  THE IPS iFUND
                             STATEMENT OF OPERATIONS
                  FOR THE PERIOD ENDED MAY 31, 2004 (UNAUDITED)


INVESTMENT INCOME:
   Dividend and interest income                                        $    333
                                                                       --------
   Total investment income                                                  333
                                                                       --------
EXPENSES:
   Investment advisory fee                                                  556
                                                                       --------
   Total expenses                                                           556
                                                                       --------
NET INVESTMENT LOSS                                                        (223)
                                                                       --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investment transactions                          15,141
   Change in unrealized appreciation (depreciation) on
     investments                                                        (12,241)
                                                                       --------
   Net realized and unrealized gain on investments                        2,900
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                     $  2,677
                                                                       ========


The accompanying notes are an integral part of these financial statements.

                                  THE IPS iFUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX-MONTH
                                                             PERIOD ENDED
                                                             MAY 31, 2004        YEAR ENDED
                                                             (UNAUDITED)     NOVEMBER 30, 2003
                                                             ------------    -----------------
OPERATIONS:
   Net investment loss                                         $   (223)         $   (452)
   Net realized gain on investment transactions                  15,141             8,113
   Change in unrealized appreciation on investments             (12,241)           12,740
                                                               --------          --------
   Net increase in net assets resulting from operations           2,677            20,401
                                                               --------          --------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                      1,500             9,602
   Cost of shares redeemed                                       (8,968)          (25,518)
                                                               --------          --------
   Net decrease in net assets resulting from capital
     share transactions                                          (7,468)          (15,916)
                                                               --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          (4,791)            4,485

NET ASSETS:
   Beginning of period                                           81,182            76,697
                                                               --------          --------
   End of period (Including accumulated undistributed
     net invesment income of $0, and $0 respectively)          $ 76,391          $ 81,182
                                                               ========          ========

The accompanying notes are an integral part of these financial statements.

                                    IPS iFUND

                              FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period.

                                                        ------------------ -----------------  ----------------- --------------------
                                                         SIX-MONTH PERIOD                                       DECEMBER 29, 2000(1)
                                                        ENDED MAY 31, 2004    YEAR ENDED         YEAR ENDED         THROUGH
                                                            (UNAUDITED)    NOVEMBER 30, 2003  NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                                        ------------------ -----------------  ----------------- --------------------
PER SHARE DATA:
Net asset value, beginning of period                         $  6.50            $  5.04           $  7.09           $ 12.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment loss                                         (0.02)             (0.03)            (0.05)            (0.02)(2)
   Net realized and unrealized
   gain (loss) on investments                                   0.23               1.49             (2.00)            (4.89)
                                                             -------            -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS                                0.21               1.46             (2.05)            (4.91)
                                                             -------            -------           -------           -------
Net asset value, end of period                               $  6.71            $  6.50           $  5.04           $  7.09
                                                             =======            =======           =======           =======
Total return                                                   3.23%(3)          28.97%          (28.91)%          (40.92)%(3)
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000's)                         $    76            $    81           $    77           $    95
   Ratio of net operating expenses to average net assets       1.40%(4)           1.40%             1.40%             1.40%(4)
   Ratio of net investment income to average net assets      (0.56)%(4)         (0.58)%           (0.83)%           (0.49)%(4)
   Portfolio turnover rate                                    38.63%            150.57%           177.50%           124.68%

(1)  Commencement of operations
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)  Not annualized
(4)  Annualized


The accompanying notes are an integral part of these financial statements.

IPS iFUND
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2004
(UNAUDITED)

1.   ORGANIZATION

     The IPS iFund (the "Fund") is a series of the IPS Funds (the "Trust"), an Ohio business trust organized on August 10, 1994, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The principal investment objective of the Fund is long-term capital growth. The Fund is non-diversified and therefore can invest a greater percentage of its assets in fewer securities than a diversified fund. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if those securities decline in value. Nonetheless, the Fund intends to qualify as a registered investment company for income tax purposes, which means the Fund intends to fulfill the Internal Revenue Code diversification requirements applicable to registered investment companies. The Fund commenced operations on December 29, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(a) Investment Valuation

         Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last quoted bid price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by IPS Advisory, Inc. (the "Advisor") pursuant to guidelines established by the Board of Directors.

(b) Federal Income and Excise Taxes

         The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

(c) Distributions to Shareholders

         Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

(d) Securities Transactions and Investment Income

         Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

(e) Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

IPS iFUND
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2004
(UNAUDITED)

3.   SHARES OF COMMON STOCK

     Transactions in shares of common stock were as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                         MAY 31, 2004                   YEAR ENDED
                                         (UNAUDITED)                 NOVEMBER 30, 2003
                                   -----------------------       -----------------------
IPS iFUND                             $            Shares           $            Shares
                                   --------       --------       --------       --------
Shares sold                        $  1,500            226       $  9,602          1,642
Shares issued in reinvestment
  of dividends                           --             --             --             --
Shares redeemed                      (8,968)        (1,324)       (25,518)        (4,382)
                                   --------       --------       --------       --------
Net increase (decrease)            ($ 7,468)        (1,098)      ($15,916)        (2,740)
                                   ========       ========       ========       ========
SHARES OUTSTANDING:
Beginning of period                                 12,485                        15,225
                                                  --------                      --------
End of period                                       11.387                        12,485
                                                  ========                      ========

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the six-month period ended May 31, 2004, excluding short-term investments, aggregated $23,850 and $46,674, respectively. There were no purchases or sales of long-term U.S. government securities.

     At May 31, 2004, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $65,754 were as follows:

                Unrealized appreciation                    $ 6,224
                Unrealized depreciation                     (1,504)
                                                           -------
                Net unrealized appreciation on
                  investments                              $ 4,720
                                                           =======

     The fund's tax-basis capital gains and losses are determined only at the end of the fiscal year. At November 30, 2003, the Fund had an accumulated net realized capital loss carryover of $57,624, with $23,202 expiring in 2009 and $34,422 expiring in 2010. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover.

5.   INVESTMENT ADVISOR

     The Fund has an agreement with IPS Advisory, Inc. (the "Advisor"), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Advisor will pay all of the Fund's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. The Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets to and including $50,000,000 and 0.95% of such assets in excess of $50,000,001. Total fees earned by IPS Advisory, Inc. during the six-month period ended May 31, 2004 were $556.

IPS iFUND
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2004
(UNAUDITED)

6.   BENEFICIAL OWNERSHIP

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2004, Gregory A. D'Amico beneficially owned 32% of the Fund.

7.   DISTRIBUTABLE EARNINGS

     There were no distributions during the fiscal years 2004 and 2003.

As of May 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                          iFund
                                                        ---------
        Undistributed ordinary income
           (accumulated losses)                         $    (223)
        Undistributed long-term capital gain
           (accumulated losses)                           (42,483)
        Unrealized appreciation/(depreciation)              4,720
                                                        ---------
                                                        $ (37,986)
                                                        =========

8. CHANGES IN CERTIFYING ACCOUNTANT

On January 20, 2004, McCurdy & Associates CPA's, Inc. ("McCurdy") notified the Funds of its intention to resign as the Funds' independent auditors upon selection of replacement auditors.

On January 23, 2004, the Funds' Audit Committee and Board of Directors selected Cohen McCurdy, Ltd. ("Cohen") to replace McCurdy as the Funds' auditors for the fiscal year ending November 30, 2004, to be effective upon the resignation of McCurdy.

On March 12, 2004, upon receipt of notice that Cohen was selected as the Funds' auditor, McCurdy, whose audit practice was acquired by Cohen, resigned as independent auditors to the Fund. McCurdy's reports on the IPS financial statements for the fiscal year ended November 30, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years stated above, there were no disagreements with McCurdy on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of McCurdy would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such periods.

Neither the Funds nor anyone on its behalf consulted with Cohen on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

IPS iFUND
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2004
(UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                 TERM OF                                         # OF
                                                 OFFICE                                          PORTFOLIOS
                                                 AND                                             IN FUND       OTHER
                                 POSITION(S)     LENGTH OF                                       COMPLEX       DIRECTORSHIPS
                                 HELD WITH       TIME          PRINCIPAL OCCUPATION(S)           OVERSEEN      HELD BY
  NAME, ADDRESS AND AGE          THE TRUST       SERVED        DURING PAST FIVE YEARS            BY TRUSTEE    TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
Veenita Bisaria, 44,             Independent     Since         Financial Analyst, Tennessee          3         None
12416 Fort West Drive            Trustee         inception     Valley Authority (1997-
Knoxville, TN 37922                              of Funds      Present); Director of Business
                                                 in 1995       Planning at Lockheed Martin
                                                               Energy Systems (Prior to
                                                               1997); Chartered Financial
                                                               Analyst (CFA).
----------------------------------------------------------------------------------------------------------------------------
Woodrow Henderson, 47,           Independent     Since         Director of Planned Giving for        3         None
6504 Clary Lane                  Trustee         inception     the University of Tennessee at
Knoxville, TN 37919                              of Funds      Knoxville.
                                                 in 1995
----------------------------------------------------------------------------------------------------------------------------
Billy Wayne Stegall, Jr., 47,    Independent     Since         Account Executive, Colonial           3         None
316 Stonewall Street             Trustee         inception     Life & Accident (1995-
Memphis, TN 38112                                of Funds      Present); Teacher of history
                                                 in 1995       and economics at Austin East
                                                               High School in Knoxville,
                                                               Tennessee (Prior to 1995).
----------------------------------------------------------------------------------------------------------------------------



                     INDEPENDENT TRUSTEES (UNAUDITED)

                     INTERESTED TRUSTEES & OFFICERS (UNAUDITED)

IPS iFUND
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                   # OF
                                             OFFICE                                    PORTFOLIOS
                                             AND                                       IN FUND       OTHER
                             POSITION(S)     LENGTH OF                                 COMPLEX       DIRECTORSHIPS
                             HELD WITH       TIME          PRINCIPAL OCCUPATION(S)     OVERSEEN      HELD BY
NAME, ADDRESS AND AGE        THE TRUST       SERVED        DURING PAST FIVE YEARS      BY TRUSTEE    TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
Greg D'Amico*, 40,           President,      Since         President of IPS                3         IPS Advisory, Inc.; Director
1225 Weisgarber Road,        Chief           inception     Advisory, Inc.                            of Young Entrepreneurs'
Suite S-380,                 Financial       of Funds in                                             Organization (YEO);
Knoxville, TN 37909          Officer,        1995                                                    Personal & Child Safety,
                             Treasurer                                                               LLC (PCS)
                             and Trustee
---------------------------------------------------------------------------------------------------------------------------------
Robert Loest*, 60,           Vice            Since         Chief Executive                 3         IPS Advisory, Inc.
1225 Weisgarber Road,        President,      inception     Officer of IPS
Suite S-380,                 Secretary       of Funds in   Advisory, Inc.;
Knoxville, TN 37909          and Trustee     1995          Financial Analyst
                                                           Charter; Ph.D. in
                                                           Biology.
---------------------------------------------------------------------------------------------------------------------------------

* An "interested person" of the Trust, as defined in the Investment Company Act of 1940, due to his relationship with the Advisor.


                                BOARD COMMITTEES

       The Board has the following standing committee as described below:

--------------------------------------------------------------------------------
AUDIT COMMITTEE
--------------------------------------------------------------------------------
MEMBERS                       DESCRIPTION                       MEETINGS
-------                       -----------                       --------
Veenita Bisaria,              Responsible for advising the      At least once
----------------              full Board with respect to        annually. Last
Independent Trustee           accounting, auditing and          meeting occurred
Woodrow Henderson,            financial matters affecting       on January 25,
Independent Trustee           the Trust.                        2002.
Billy Wayne Stegall, Jr.,
Independent Trustee

ITEM 2.  CODE OF ETHICS.

Not applicable at this time.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of June 30, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits below as part of this form

    Exhibit 99.Cert Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

    Exhibit 99.906Cert Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


                                   SIGNATURES
                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                IPS Funds
                                                (Registrant)


                                                By: /s/ Greg D'Amico
                                                    -----------------------
                                                    Greg D'Amico
                                                    President

                                                By: /s/ Robert Loest
                                                    -----------------------
                                                    Robert Loest
                                                    Treasurer

                                                Date    08/09/2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                By: /s/ Greg D'Amico
                                                    -----------------------
                                                    Greg D'Amico
                                                    President


                                                By: /s/ Robert Loest
                                                    -----------------------
                                                    Robert Loest
                                                    Treasurer

                                                Date    08/09/2004



                                      -5-